Revenue and segmented information - Non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Geographical areas disclosures
Non-current non-financial assets, property, plant and equipment, intangible assets and goodwill	$ 5,246.4	$ 1,395.3
United States
Geographical areas disclosures
Non-current non-financial assets, property, plant and equipment, intangible assets and goodwill	5,103.5	1,268.2
Canada
Geographical areas disclosures
Non-current non-financial assets, property, plant and equipment, intangible assets and goodwill	142.7	126.9
Europe
Geographical areas disclosures
Non-current non-financial assets, property, plant and equipment, intangible assets and goodwill	$ 0.2	$ 0.2